LONG-TERM DEBT (Details) - CAD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Long-term Debt
Long term debt, Beginning	$ 894,794	$ 1,139,269
Finance charge	59,478	139,986
Payment made	(1,051,075)	(401,512)
Foreign exchange adjustment	96,803	17,051
Long term debt, Ending		$ 894,794